Unaudited Interim Condensed Consolidated Statement of Changes in Equity - USD ($)	Share capital	Additional paid-in capital	Share-based payments reserve	Treasury share reserve	Translation reserve	Accumulated deficit	Equity attributable to equity holders of the Company	Total
Beginning Balance at Dec. 31, 2022		$ 23,685,000	$ 144,240,000		$ 3,493,000	$ (320,194,000)	$ (148,776,000)	$ (148,776,000)
Beginning Balance (in Shares) at Dec. 31, 2022	19,709,240
Profit for the year						46,115,000	46,115,000	46,115,000
Other comprehensive income		187,000			1,650,000		1,837,000	1,837,000
Total comprehensive income for the year, net of tax		187,000			1,650,000	46,115,000	47,952,000	47,952,000
Share-based payments and exercise of options	$ 54,901	1,659,000	(647,000)				1,012,000	1,012,000
Total transactions with shareholders		1,659,000	(647,000)				1,012,000	1,012,000
Total Transaction With Shareholders Shares	54,901
Ending Balance at Dec. 31, 2023		25,531,000	143,593,000		5,143,000	(274,079,000)	(99,812,000)	(99,812,000)
Ending Balance (in Shares) at Dec. 31, 2023	19,764,141
Profit for the year						25,534,000	25,534,000	25,534,000
Other comprehensive income		(61,000)			747,000		686,000	686,000
Total comprehensive income for the year, net of tax		(61,000)			747,000	25,534,000	26,220,000	26,220,000
Issue of shares to Cubic Games Studio Ltd's previous shareholders (in shares)	84,298
Share-based payments and exercise of options		402,000	806,000				1,208,000	1,208,000
Share-based payments and exercise of options (shares)	19,487
Repurchase of shares under the put options and expiration of the put options (in shares)	(101,601)
Repurchase of shares under the put options and expiration of the put options		3,964,000					3,964,000	3,964,000
Repaid fractional shares due to reverse stock split (in shares)	97
Repurchase of shares resulted from Tender offer (in shares)	(1,655,426)
Repurchase of shares resulted from tender offer (amount)				$ (33,109,000)			(33,109,000)	(33,109,000)
Shares issued in the ATM (Shares)	214
Shares issued in the ATM		(5,000)		5,000
Total transactions with shareholders		4,361,000	806,000	(33,104,000)			(27,937,000)	(27,937,000)
Total Transaction With Shareholders Shares	(1,653,125)
Ending Balance at Dec. 31, 2024		29,831,000	144,399,000	(33,104,000)	5,890,000	(248,545,000)	(101,529,000)	(101,529,000)
Ending Balance (in Shares) at Dec. 31, 2024	18,111,016
Profit for the year						69,331,000	69,331,000	69,331,000
Other comprehensive income		(81,000)			1,164,000		1,083,000	1,083,000
Total comprehensive income for the year, net of tax		(81,000)			1,164,000	69,331,000	70,414,000	70,414,000
Share-based payments and exercise of options		357,000	202,000				559,000	559,000
Share-based payments and exercise of options (shares)	39,473
Repurchase of shares under the put options and expiration of the put options						(60,008,000)	(60,008,000)	(60,008,000)
Total transactions with shareholders		357,000	202,000			(60,008,000)	(59,449,000)	(59,449,000)
Total Transaction With Shareholders Shares	39,473
Ending Balance at Dec. 31, 2025		$ 30,107,000	$ 144,601,000	$ (33,104,000)	$ 7,054,000	$ (239,222,000)	$ (90,564,000)	$ (90,564,000)
Ending Balance (in Shares) at Dec. 31, 2025	18,150,489